UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Solus Alternative Asset Management LP

Address:   430 Park Avenue, 9th Floor
           New York, NY  10022


Form 13F File Number: 028-12919


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Christopher A. Pucillo
Title:  President of the GP, Solus GP LLC
Phone:  212-284-4300

Signature,  Place,  and  Date  of  Signing:

/s/ Christopher A. Pucillo         New York, New York                 11/15/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              14

Form 13F Information Table Value Total:  $      877,847
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------
                                                           VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
Annaly Capital Management Inc    COM            035710409   17,600  1,000,000     PUT  SOLE       NONE     Sole      0    0
Constar Intl Inc                 COM            21036U206    1,208    425,280 SH       SOLE       NONE     Sole      0    0
Digitalglobe Inc                 COM            25389M877   34,536  1,136,046 SH       SOLE       NONE     Sole      0    0
Federal Mogul Corp Cl A          COM            313549404   60,652  3,207,413 SH       SOLE       NONE     Sole      0    0
Fibertower Corp                  COM            31567R209   42,973 10,135,201 SH       SOLE       NONE     Sole      0    0
Hughes Communications Inc        COM            444398101   58,527  2,147,768 SH       SOLE       NONE     Sole      0    0
IntraLinks Inc.                  COM            46118H104    1,691    100,000 SH       SOLE       NONE     Sole      0    0
Loral Space & Communications Ltd COM            543881106   86,705  1,661,007 SH       SOLE       NONE     Sole      0    0
NRG Energy Inc                   COM            629377508   74,952  3,600,000 SH       SOLE       NONE     Sole      0    0
Smurfit Stone Container Corp     COM            83272A104    4,193    228,269 SH       SOLE       NONE     Sole      0    0
SPDR Trust Series 1              COM            78462F103  365,216  3,200,000     PUT  SOLE       NONE     Sole      0    0
SPDR Trust Series 1              COM            78462F103  114,130  1,000,000     CALL SOLE       NONE     Sole      0    0
Venoco Inc                       COM            92275P307   14,723    750,000 SH       SOLE       NONE     Sole      0    0
Viasystems Group Inc             COM            92553H803      742     48,793 SH       SOLE       NONE     Sole      0    0